Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Renewal option	5 years
Cash payments related to operating lease liabilities	$ 3,374	$ 3,624	$ 3,855